Segment Information - Summary of Operating Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		₩ 17,945,162,000,000			₩ 17,028,171,000,000		₩ 16,178,836,000,000
Intersegment net operating revenues (expenses)		0			0
Sub-total		17,945,162,000,000			17,028,171,000,000
Net interest income (expenses)		13,073,093,000,000		$ 9,049,943	12,826,714,000,000		12,180,860,000,000
Interest income		29,156,100,000,000		20,183,518	30,491,385,000,000		29,142,024,000,000
Interest expense		(16,083,007,000,000)		(11,133,575)	(17,664,671,000,000)		(16,961,164,000,000)
Net fee and commission income (expenses)		4,098,287,000,000		2,837,069	3,849,627,000,000		3,673,524,000,000
Fee and commission income		5,773,521,000,000		3,996,761	5,481,843,000,000		5,368,074,000,000
Fee and commission expense		(1,675,234,000,000)		(1,159,692)	(1,632,216,000,000)		(1,694,550,000,000)
Net insurance income (expenses)		1,303,373,000,000		902,269	1,649,761,000,000		1,446,852,000,000
Insurance income		12,376,546,000,000		8,567,752	11,456,191,000,000		11,005,471,000,000
Insurance expense		(11,073,173,000,000)		(7,665,483)	(9,806,430,000,000)		(9,558,619,000,000)
Net gains (losses) on financial instruments at fair value through profit or loss		3,380,205,000,000		2,339,971	1,012,081,000,000		2,163,065,000,000
Net other insurance finance expense		(1,026,721,000,000)		(710,757)	(437,001,000,000)		(572,476,000,000)
Net other operating income (expenses)		(2,883,075,000,000)		(1,995,829)	(1,873,011,000,000)		(2,712,989,000,000)
General and administrative expenses		(7,064,573,000,000)			(6,938,624,000,000)		(6,647,406,000,000)
Operating income (expenses) before provision for credit losses		10,880,589,000,000		7,532,165	10,089,547,000,000		9,531,430,000,000
Reversal (provision) of credit losses		(2,362,878,000,000)		(1,635,719)	(2,044,286,000,000)		(3,146,409,000,000)
Net operating income (expenses)		8,517,711,000,000		5,896,446	8,045,261,000,000		6,385,021,000,000
Share of profit (loss) of associates and joint ventures		26,852,000,000		18,589	(16,884,000,000)		33,110,000,000
Net other non-operating income (expenses)		(361,417,000,000)			(1,043,130,000,000)
Segment profit (loss) before income tax expense		8,183,146,000,000		5,664,841	6,985,247,000,000		6,120,151,000,000
Income tax benefit (expense)		(2,342,431,000,000)		(1,621,564)	(1,956,641,000,000)		(1,593,817,000,000)
Profit (loss) for the year		5,840,715,000,000		4,043,277	5,028,606,000,000		4,526,334,000,000
Profit (loss) attributable to shareholders of the Parent Company		5,833,161,872,989		4,038,048	5,078,220,543,511		4,594,834,837,385
Profit (loss) attributable to non-controlling interests		7,553,000,000		$ 5,229	(49,615,000,000)		(68,501,000,000)
Total assets		797,923,033,000,000	[1]		757,845,532,000,000	[1]		$ 552,367,887
Total liabilities		737,093,044,000,000	[1]		698,030,351,000,000	[1]		$ 510,257,897
Consolidation adjustments
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		0			0
Intersegment net operating revenues (expenses)		(696,338,000,000)			(739,948,000,000)
Sub-total		(696,338,000,000)			(739,948,000,000)
Net interest income (expenses)		(217,192,000,000)			(185,692,000,000)
Interest income		(88,433,000,000)			(99,390,000,000)
Interest expense		(128,759,000,000)			(86,302,000,000)
Net fee and commission income (expenses)		(44,966,000,000)			(43,623,000,000)
Fee and commission income		(337,168,000,000)			(333,095,000,000)
Fee and commission expense		292,202,000,000			289,472,000,000
Net insurance income (expenses)		65,663,000,000			69,677,000,000
Insurance income		(45,412,000,000)			(38,426,000,000)
Insurance expense		111,075,000,000			108,103,000,000
Net gains (losses) on financial instruments at fair value through profit or loss		(270,996,000,000)			(650,217,000,000)
Net other insurance finance expense		0			0
Net other operating income (expenses)		(228,847,000,000)			69,907,000,000
General and administrative expenses		129,122,000,000			127,745,000,000
Operating income (expenses) before provision for credit losses		(567,216,000,000)			(612,203,000,000)
Reversal (provision) of credit losses		1,272,000,000			7,491,000,000
Net operating income (expenses)		(565,944,000,000)			(604,712,000,000)
Share of profit (loss) of associates and joint ventures		(57,658,000,000)			7,901,000,000
Net other non-operating income (expenses)		(36,681,000,000)			(41,881,000,000)
Segment profit (loss) before income tax expense		(660,283,000,000)			(638,692,000,000)
Income tax benefit (expense)		31,533,000,000			62,732,000,000
Profit (loss) for the year		(628,750,000,000)			(575,960,000,000)
Profit (loss) attributable to shareholders of the Parent Company		(660,169,000,000)			(636,307,000,000)
Profit (loss) attributable to non-controlling interests		31,419,000,000			60,347,000,000
Total assets	[1]	(41,280,633,000,000)			(37,964,050,000,000)
Total liabilities	[1]	(4,422,124,000,000)			(2,527,397,000,000)
Banking business
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		11,057,286,000,000			10,084,160,000,000		10,115,516,000,000
Intersegment net operating revenues (expenses)		345,762,000,000			629,110,000,000
Sub-total		11,403,048,000,000			10,713,270,000,000
Net interest income (expenses)		10,657,802,000,000			10,223,872,000,000
Interest income		21,862,347,000,000			23,211,072,000,000
Interest expense		(11,204,545,000,000)			(12,987,200,000,000)
Net fee and commission income (expenses)		1,203,519,000,000			1,112,878,000,000
Fee and commission income		1,643,540,000,000			1,544,109,000,000
Fee and commission expense		(440,021,000,000)			(431,231,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		932,342,000,000			767,877,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		(1,390,615,000,000)			(1,391,357,000,000)
General and administrative expenses		(4,649,316,000,000)			(4,634,318,000,000)
Operating income (expenses) before provision for credit losses		6,753,732,000,000			6,078,952,000,000
Reversal (provision) of credit losses		(1,032,956,000,000)			(680,087,000,000)
Net operating income (expenses)		5,720,776,000,000			5,398,865,000,000
Share of profit (loss) of associates and joint ventures		75,804,000,000			7,402,000,000
Net other non-operating income (expenses)		(481,361,000,000)			(960,969,000,000)
Segment profit (loss) before income tax expense		5,315,219,000,000			4,445,298,000,000
Income tax benefit (expense)		(1,490,400,000,000)			(1,293,896,000,000)
Profit (loss) for the year		3,824,819,000,000			3,151,402,000,000
Profit (loss) attributable to shareholders of the Parent Company		3,852,166,000,000			3,251,759,000,000
Profit (loss) attributable to non-controlling interests		(27,347,000,000)			(100,357,000,000)
Total assets	[1]	584,934,967,000,000			562,887,180,000,000
Total liabilities	[1]	545,979,326,000,000			524,859,860,000,000
Corporate Banking
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		4,689,401,000,000			5,281,537,000,000
Intersegment net operating revenues (expenses)		147,541,000,000			91,339,000,000
Sub-total		4,836,942,000,000			5,372,876,000,000
Net interest income (expenses)		5,840,658,000,000			5,765,967,000,000
Interest income		11,132,170,000,000			12,100,679,000,000
Interest expense		(5,291,512,000,000)			(6,334,712,000,000)
Net fee and commission income (expenses)		457,324,000,000			410,424,000,000
Fee and commission income		654,184,000,000			600,466,000,000
Fee and commission expense		(196,860,000,000)			(190,042,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		(1,448,000,000)			23,652,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		(1,459,592,000,000)			(827,167,000,000)
General and administrative expenses		(1,941,244,000,000)			(2,004,769,000,000)
Operating income (expenses) before provision for credit losses		2,895,698,000,000			3,368,107,000,000
Reversal (provision) of credit losses		(820,198,000,000)			(482,326,000,000)
Net operating income (expenses)		2,075,500,000,000			2,885,781,000,000
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		(7,121,000,000)			(61,903,000,000)
Segment profit (loss) before income tax expense		2,068,379,000,000			2,823,878,000,000
Income tax benefit (expense)		(528,075,000,000)			(927,629,000,000)
Profit (loss) for the year		1,540,304,000,000			1,896,249,000,000
Profit (loss) attributable to shareholders of the Parent Company		1,533,813,000,000			1,877,266,000,000
Profit (loss) attributable to non-controlling interests		6,491,000,000			18,983,000,000
Total assets	[1]	244,324,619,000,000			239,124,552,000,000
Total liabilities	[1]	227,897,241,000,000			222,291,921,000,000
Retail Banking
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		3,972,906,000,000			4,165,446,000,000
Intersegment net operating revenues (expenses)		0			0
Sub-total		3,972,906,000,000			4,165,446,000,000
Net interest income (expenses)		3,626,216,000,000			3,319,728,000,000
Interest income		7,506,269,000,000			7,760,970,000,000
Interest expense		(3,880,053,000,000)			(4,441,242,000,000)
Net fee and commission income (expenses)		332,628,000,000			241,799,000,000
Fee and commission income		478,964,000,000			390,775,000,000
Fee and commission expense		(146,336,000,000)			(148,976,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		0			0
Net other insurance finance expense		0			0
Net other operating income (expenses)		14,062,000,000			603,919,000,000
General and administrative expenses		(1,860,412,000,000)			(1,984,805,000,000)
Operating income (expenses) before provision for credit losses		2,112,494,000,000			2,180,641,000,000
Reversal (provision) of credit losses		(201,844,000,000)			(196,996,000,000)
Net operating income (expenses)		1,910,650,000,000			1,983,645,000,000
Share of profit (loss) of associates and joint ventures		0			0
Net other non-operating income (expenses)		0			0
Segment profit (loss) before income tax expense		1,910,650,000,000			1,983,645,000,000
Income tax benefit (expense)		(465,397,000,000)			(523,682,000,000)
Profit (loss) for the year		1,445,253,000,000			1,459,963,000,000
Profit (loss) attributable to shareholders of the Parent Company		1,445,253,000,000			1,459,963,000,000
Profit (loss) attributable to non-controlling interests		0			0
Total assets	[1]	182,734,005,000,000			176,075,559,000,000
Total liabilities	[1]	217,055,771,000,000			210,839,098,000,000
Other Banking Services
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		2,394,979,000,000			637,177,000,000
Intersegment net operating revenues (expenses)		198,221,000,000			537,771,000,000
Sub-total		2,593,200,000,000			1,174,948,000,000
Net interest income (expenses)		1,190,928,000,000			1,138,177,000,000
Interest income		3,223,908,000,000			3,349,423,000,000
Interest expense		(2,032,980,000,000)			(2,211,246,000,000)
Net fee and commission income (expenses)		413,567,000,000			460,655,000,000
Fee and commission income		510,392,000,000			552,868,000,000
Fee and commission expense		(96,825,000,000)			(92,213,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		933,790,000,000			744,225,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		54,915,000,000			(1,168,109,000,000)
General and administrative expenses		(847,660,000,000)			(644,744,000,000)
Operating income (expenses) before provision for credit losses		1,745,540,000,000			530,204,000,000
Reversal (provision) of credit losses		(10,914,000,000)			(765,000,000)
Net operating income (expenses)		1,734,626,000,000			529,439,000,000
Share of profit (loss) of associates and joint ventures		75,804,000,000			7,402,000,000
Net other non-operating income (expenses)		(474,240,000,000)			(899,066,000,000)
Segment profit (loss) before income tax expense		1,336,190,000,000			(362,225,000,000)
Income tax benefit (expense)		(496,928,000,000)			157,415,000,000
Profit (loss) for the year		839,262,000,000			(204,810,000,000)
Profit (loss) attributable to shareholders of the Parent Company		873,100,000,000			(85,470,000,000)
Profit (loss) attributable to non-controlling interests		(33,838,000,000)			(119,340,000,000)
Total assets	[1]	157,876,343,000,000			147,687,069,000,000
Total liabilities	[1]	101,026,314,000,000			91,728,841,000,000
Securities
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		2,201,966,000,000			1,772,379,000,000		1,667,041,000,000
Intersegment net operating revenues (expenses)		(133,348,000,000)			48,236,000,000
Sub-total		2,068,618,000,000			1,820,615,000,000
Net interest income (expenses)		631,520,000,000			604,220,000,000
Interest income		1,764,146,000,000			1,783,459,000,000
Interest expense		(1,132,626,000,000)			(1,179,239,000,000)
Net fee and commission income (expenses)		951,059,000,000			788,521,000,000
Fee and commission income		1,228,568,000,000			1,012,768,000,000
Fee and commission expense		(277,509,000,000)			(224,247,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		427,374,000,000			267,257,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		58,665,000,000			160,617,000,000
General and administrative expenses		(1,070,482,000,000)			(980,340,000,000)
Operating income (expenses) before provision for credit losses		998,136,000,000			840,275,000,000
Reversal (provision) of credit losses		(94,018,000,000)			(66,978,000,000)
Net operating income (expenses)		904,118,000,000			773,297,000,000
Share of profit (loss) of associates and joint ventures		(8,489,000,000)			(35,156,000,000)
Net other non-operating income (expenses)		3,835,000,000			3,059,000,000
Segment profit (loss) before income tax expense		899,464,000,000			741,200,000,000
Income tax benefit (expense)		(222,958,000,000)			(156,310,000,000)
Profit (loss) for the year		676,506,000,000			584,890,000,000
Profit (loss) attributable to shareholders of the Parent Company		673,856,000,000			585,682,000,000
Profit (loss) attributable to non-controlling interests		2,650,000,000			(792,000,000)
Total assets	[1]	76,461,426,000,000			63,384,388,000,000
Total liabilities	[1]	69,572,471,000,000			56,498,405,000,000
Non-life Insurance
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,244,693,000,000			1,447,658,000,000		1,120,156,000,000
Intersegment net operating revenues (expenses)		74,857,000,000			(172,748,000,000)
Sub-total		1,319,550,000,000			1,274,910,000,000
Net interest income (expenses)		(12,343,000,000)			(27,286,000,000)
Interest income		1,008,620,000,000			899,571,000,000
Interest expense		(1,020,963,000,000)			(926,857,000,000)
Net fee and commission income (expenses)		(37,244,000,000)			(35,521,000,000)
Fee and commission income		7,843,000,000			10,271,000,000
Fee and commission expense		(45,087,000,000)			(45,792,000,000)
Net insurance income (expenses)		766,635,000,000			1,091,885,000,000
Insurance income		11,388,443,000,000			10,468,227,000,000
Insurance expense		(10,621,808,000,000)			(9,376,342,000,000)
Net gains (losses) on financial instruments at fair value through profit or loss		514,300,000,000			344,848,000,000
Net other insurance finance expense		46,283,000,000			(55,895,000,000)
Net other operating income (expenses)		41,919,000,000			(43,121,000,000)
General and administrative expenses		(161,447,000,000)			(140,270,000,000)
Operating income (expenses) before provision for credit losses		1,158,103,000,000			1,134,640,000,000
Reversal (provision) of credit losses		(18,512,000,000)			1,945,000,000
Net operating income (expenses)		1,139,591,000,000			1,136,585,000,000
Share of profit (loss) of associates and joint ventures		3,981,000,000			2,272,000,000
Net other non-operating income (expenses)		(1,729,000,000)			(12,950,000,000)
Segment profit (loss) before income tax expense		1,141,843,000,000			1,125,907,000,000
Income tax benefit (expense)		(363,176,000,000)			(286,340,000,000)
Profit (loss) for the year		778,667,000,000			839,567,000,000
Profit (loss) attributable to shareholders of the Parent Company		778,228,000,000			839,494,000,000
Profit (loss) attributable to non-controlling interests		439,000,000			73,000,000
Total assets	[1]	45,377,597,000,000			40,776,375,000,000
Total liabilities	[1]	39,725,458,000,000			34,982,352,000,000
Credit Card
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,910,627,000,000			2,107,801,000,000		2,026,032,000,000
Intersegment net operating revenues (expenses)		(100,308,000,000)			(59,531,000,000)
Sub-total		1,810,319,000,000			2,048,270,000,000
Net interest income (expenses)		1,593,320,000,000			1,661,002,000,000
Interest income		2,374,134,000,000			2,464,356,000,000
Interest expense		(780,814,000,000)			(803,354,000,000)
Net fee and commission income (expenses)		708,524,000,000			770,218,000,000
Fee and commission income		1,751,097,000,000			1,817,271,000,000
Fee and commission expense		(1,042,573,000,000)			(1,047,053,000,000)
Net insurance income (expenses)		6,771,000,000			8,133,000,000
Insurance income		13,590,000,000			17,233,000,000
Insurance expense		(6,819,000,000)			(9,100,000,000)
Net gains (losses) on financial instruments at fair value through profit or loss		10,687,000,000			11,847,000,000
Net other insurance finance expense		0			0
Net other operating income (expenses)		(508,983,000,000)			(402,930,000,000)
General and administrative expenses		(606,306,000,000)			(641,283,000,000)
Operating income (expenses) before provision for credit losses		1,204,013,000,000			1,406,987,000,000
Reversal (provision) of credit losses		(765,040,000,000)			(892,871,000,000)
Net operating income (expenses)		438,973,000,000			514,116,000,000
Share of profit (loss) of associates and joint ventures		1,205,000,000			1,238,000,000
Net other non-operating income (expenses)		(8,207,000,000)			9,755,000,000
Segment profit (loss) before income tax expense		431,971,000,000			525,109,000,000
Income tax benefit (expense)		(102,993,000,000)			(133,621,000,000)
Profit (loss) for the year		328,978,000,000			391,488,000,000
Profit (loss) attributable to shareholders of the Parent Company		330,226,000,000			402,715,000,000
Profit (loss) attributable to non-controlling interests		(1,248,000,000)			(11,227,000,000)
Total assets	[1]	30,235,710,000,000			30,541,628,000,000
Total liabilities	[1]	24,597,933,000,000			25,236,826,000,000
Life Insurance
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		342,687,000,000			366,433,000,000		191,097,000,000
Intersegment net operating revenues (expenses)		43,025,000,000			(1,236,000,000)
Sub-total		385,712,000,000			365,197,000,000
Net interest income (expenses)		(102,702,000,000)			(137,380,000,000)
Interest income		698,192,000,000			645,953,000,000
Interest expense		(800,894,000,000)			(783,333,000,000)
Net fee and commission income (expenses)		15,040,000,000			8,295,000,000
Fee and commission income		24,440,000,000			16,340,000,000
Fee and commission expense		(9,400,000,000)			(8,045,000,000)
Net insurance income (expenses)		464,304,000,000			480,066,000,000
Insurance income		1,019,925,000,000			1,009,157,000,000
Insurance expense		(555,621,000,000)			(529,091,000,000)
Net gains (losses) on financial instruments at fair value through profit or loss		1,172,272,000,000			283,572,000,000
Net other insurance finance expense		(1,073,004,000,000)			(381,106,000,000)
Net other operating income (expenses)		(90,198,000,000)			111,750,000,000
General and administrative expenses		(170,723,000,000)			(147,517,000,000)
Operating income (expenses) before provision for credit losses		214,989,000,000			217,680,000,000
Reversal (provision) of credit losses		(1,423,000,000)			712,000,000
Net operating income (expenses)		213,566,000,000			218,392,000,000
Share of profit (loss) of associates and joint ventures		(146,000,000)			(259,000,000)
Net other non-operating income (expenses)		13,592,000,000			6,694,000,000
Segment profit (loss) before income tax expense		227,012,000,000			224,827,000,000
Income tax benefit (expense)		(87,683,000,000)			(60,555,000,000)
Profit (loss) for the year		139,329,000,000			164,272,000,000
Profit (loss) attributable to shareholders of the Parent Company		139,329,000,000			164,272,000,000
Profit (loss) attributable to non-controlling interests		0			0
Total assets	[1]	35,585,902,000,000			34,047,554,000,000
Total liabilities	[1]	32,795,927,000,000			30,984,398,000,000
Others
Disclosure of operating segments [line items]
Net operating revenues (expenses) from external customers		1,187,903,000,000			1,249,740,000,000		₩ 1,058,994,000,000
Intersegment net operating revenues (expenses)		466,350,000,000			296,117,000,000
Sub-total		1,654,253,000,000			1,545,857,000,000
Net interest income (expenses)		522,688,000,000			687,978,000,000
Interest income		1,537,094,000,000			1,586,364,000,000
Interest expense		(1,014,406,000,000)			(898,386,000,000)
Net fee and commission income (expenses)		1,302,355,000,000			1,248,859,000,000
Fee and commission income		1,455,201,000,000			1,414,179,000,000
Fee and commission expense		(152,846,000,000)			(165,320,000,000)
Net insurance income (expenses)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains (losses) on financial instruments at fair value through profit or loss		594,226,000,000			(13,103,000,000)
Net other insurance finance expense		0			0
Net other operating income (expenses)		(765,016,000,000)			(377,877,000,000)
General and administrative expenses		(535,421,000,000)			(522,641,000,000)
Operating income (expenses) before provision for credit losses		1,118,832,000,000			1,023,216,000,000
Reversal (provision) of credit losses		(452,201,000,000)			(414,498,000,000)
Net operating income (expenses)		666,631,000,000			608,718,000,000
Share of profit (loss) of associates and joint ventures		12,155,000,000			(282,000,000)
Net other non-operating income (expenses)		149,134,000,000			(46,838,000,000)
Segment profit (loss) before income tax expense		827,920,000,000			561,598,000,000
Income tax benefit (expense)		(106,754,000,000)			(88,651,000,000)
Profit (loss) for the year		721,166,000,000			472,947,000,000
Profit (loss) attributable to shareholders of the Parent Company		719,526,000,000			470,606,000,000
Profit (loss) attributable to non-controlling interests		1,640,000,000			2,341,000,000
Total assets	[1]	66,608,064,000,000			64,172,457,000,000
Total liabilities	[1]	₩ 28,844,053,000,000			₩ 27,995,907,000,000

[1]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.